COMMITMENTS	9 Months Ended
Sep. 30, 2014
COMMITMENTS [Abstract]
COMMITMENTS

17. COMMITMENTS

Capital commitments

As of September 30, 2014, commitments outstanding for the purchase of property, plant and equipment approximated $35.4 million, which will be due subsequent to receipt of the purchases.

Lease commitments

The Group has operating lease commitments principally for its office in Shanghai. The lease expense was $105,961 and $844,075 for the nine months ended September 30, 2013 and 2014, respectively.

Future minimum lease payments are as follows:

For the years ended December 31,	USD
2014	267,660
2015	1,070,639
2016	1,070,639
Total	$2,408,938